Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Income before tax	$ 5,041	$ 8,159
Finance expenses (income), net	(3,012)	209
Adjustments for non-cash items:
Depreciation and amortization	3,778	1,216
Movements in credit loss allowance and write-offs	597	(100)
Fair value movement on contingent consideration	2,849	0
Share option charge	1,609	1,063
Cash flows from operating activities before changes in working capital	10,862	10,547
Changes in working capital
Trade and other receivables	(2,639)	(1,243)
Trade and other payables	304	2,710
Warrants repurchased	(800)	0
Income tax paid	(783)	(536)
Cash flows generated by operating activities	6,944	11,478
Cash flows from investing activities
Acquisition of property and equipment	(242)	(218)
Acquisition of intangible assets	(2,516)	(1,741)
Acquisition of subsidiaries, net of cash acquired	(23,409)	0
Cash flows used in investing activities	(26,167)	(1,959)
Cash flows from financing activities
Interest paid	(120)	(121)
Principal paid on lease liability	(165)	(95)
Interest paid on lease liability	(95)	(96)
Cash flows used in financing activities	(380)	(312)
Net movement in cash and cash equivalents	(19,603)	9,207
Cash and cash equivalents at the beginning of the period	51,047	8,225
Net foreign exchange differences on cash and cash equivalents	(342)	(264)
Cash and cash equivalents at the end of the period	$ 31,102	$ 17,168